UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:                   |_|;  Amendment Number: ____

This Amendment (Check only one.) :         |_|   is a restatement
                                           |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow

Address:     9 Old King's Highway South
             Suite 300
             Darien, CT  06820


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
Title: Director
Phone: 203-655-6272


Signature, Place and Date of Signing


/s/ Edward B. Goodnow              Darien, CT               February 14, 2005
-----------------------        -----------------          ---------------------
     [Signature]                  [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total:         $235,001
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F Report for Quarter Ended December 31, 2004
Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087
Edward B. Goodnow

                                 TITLE                VALUE      SHARES/  SH/   PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN   CALL   DISCRETION  MANAGERS    SOLE  SHARED   NONE
--------------                   --------  -----      --------   -------  ---   ----   ----------  --------    ----  ------   ----
AMPHENOL CORP-CL A               COMMON    032095101  10,785     293540   N     X      Sole        None        293540         0
ALLIANT TECHSYSTEMS INC          COMMON    018804104   7,349     112410   N     X      Sole        None        112410         0
BRIGGS & STRATTON CORP W/R       COMMON    109043109   2,769      66600   N     X      Sole        None         66600         0
BERKSHIRE HATHAWAY INC-DEL       COMMON    084670108  31,644        360   N     X      Sole        None           360         0
BEAZER HOMES USA INC             COMMON    07556Q105   2,900      19835   N     X      Sole        None         19835         0
CREDIT ACCEPTANCE CORP-MIC       OTC IS    225310101   8,535     335379   N     X      Sole        None        335379         0
CAREER EDUCATION CORP            OTC IS    141665109  11,264     281600   N     X      Sole        None        281600         0
CIRCOR INTL INC                  COMMON    17273K109   3,958     170900   N     X      Sole        None        170900         0
DOLLAR GENERAL CORP              COMMON    256669102   6,790     326921   N     X      Sole        None        326921         0
ECHOSTAR COMMUNICATIONS CO       OTC IS    278762109  10,335     310840   N     X      Sole        None        310840         0
DIRECTV GROUP INC                COMMON    25459L106   4,921     293949   N     X      Sole        None        293949         0
DEVON ENERGY CORP                COMMON    25179M103   2,594      66660   N     X      Sole        None         66660         0
GENESEE & WYOMING INC-CL A       OTC IS    371559105   7,842     278760   N     X      Sole        None        278760         0
HUTTIG BLDG PRODS INC            COMMON    448451104   2,485     237790   N     X      Sole        None        237790         0
HEWITT ASSOCS INC                COMMON    42822Q100   4,134     129140   N     X      Sole        None        129140         0
HENRY SCHEIN INC                 OTC IS    806407102   1,741      25000   N     X      Sole        None         25000         0
INTERACTIVECORP                  OTC IS    44919P102   8,168     295730   N     X      Sole        None        295730         0
IDX SYSTEMS CORP                 OTC IS    449491109   4,398     127640   N     X      Sole        None        127640         0
IRON MOUNTAIN INC PA             COMMON    462846106   2,634      86400   N     X      Sole        None         86400         0
CARMAX INC                       COMMON    143130102   4,381     141080   N     X      Sole        None        141080         0
LIBERTY MEDIA CORP               OTC IS    530718105   5,703     519388   N     X      Sole        None        519388         0
LIBERTY MEDIA INTL INC           OTC IS    530719103   9,840     212855   N     X      Sole        None        212855         0
LENNAR CORP                      COMMON    526057104   4,945      87250   N     X      Sole        None         87250         0
LENNAR CORP                      COMMON    526057302     296       5660   N     X      Sole        None          5660         0
LABORATORY CORP AMER HLDGS       COMMON    50540R409  12,709     255100   N     X      Sole        None        255100         0
LIFELINE SYS INC                 OTC IS    532192101   5,779     224327   N     X      Sole        None        224327         0
MEDCOHEALTH SOLUTIONS INC        OTC IS    58405U102   9,618     231190   N     X      Sole        None        231190         0
OVERSTOCK COM INC DEL            OTC IS    690370101  16,687     241834   N     X      Sole        None        241834         0
POWERWAVE TECHNOLOGIES INC       OTC IS    739363109   1,696     200000   N     X      Sole        None        200000         0
SEALED AIR CORP NEW              COMMON    81211K100  10,610     199168   N     X      Sole        None        199168         0
SEI INVESTMENTS CO               OTC IS    784117103   3,970      94674   N     X      Sole        None         94674         0
STANCORP FINL GROUP INC          COMMON    852891100     935      11330   N     X      Sole        None         11330         0
SPECTRASITE INC                  OTC IS    84761M104   3,039      52490   N     X      Sole        None         52490         0
SUMTOTAL SYSTEMS INC             OTC IS    866615107   1,221     232536   N     X      Sole        None        232536         0
TYCO INTERNATIONAL LTD NEW       COMMON    902124106   2,144      60002   N     X      Sole        None         60002         0
WINN DIXIE STORES INC            COMMON    974280109     222      48720   N     X      Sole        None         48720         0
YELLOW ROADWAY CORP              OTC IS    985577105   5,961     107000   N     X      Sole        None        107000         0


02810.0001 #523546a